Long-Term Debt and Other Financial Liabilities, August 2022 Entrust Facility (Details) $ in Thousands						11 Months Ended	12 Months Ended
	Mar. 27, 2024 USD ($)	Dec. 05, 2023 USD ($)	Aug. 29, 2023 USD ($)	Dec. 01, 2022 USD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Nov. 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Jan. 30, 2023 USD ($) Tranche	Dec. 21, 2022 Vessel	Aug. 08, 2022 USD ($) Tranche
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown						$ 73,000	$ 47,145	$ 54,500
Prepayment						34,750	33,677	31,858
Number of vessels to be acquired | Vessel													2
Balance outstanding							80,465	65,842
Balance outstanding							78,753	64,534
Loss on extinguishment of debt						(593)	$ (397)	$ (85)
Goodship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount											$ 7,000
Tradership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount										$ 8,200
August 2022 Entrust Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Borrowing capacity														$ 63,600
Number of tranches | Tranche												2		4
Term of loan facility							18 months
Interest rate														7.90%
Prepayment				$ 16,200	$ 16,200
Unamortized debt discounts written off				$ 245	$ 257
Balloon payment							$ 13,000
August 2022 Entrust Facility [Member] | Twelfth Month after Utilization Date [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment							1
Installment payment							$ 500
August 2022 Entrust Facility [Member] | Fifteenth Month after Utilization Date [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment							1
Installment payment							$ 1,500
Tranche A [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown						16,200
Tranche B [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown						16,200
Tranche C [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown						15,200
Interest rate													9.00%
Tranche D [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown			$ 15,000			$ 16,000
Interest rate			9.00%
Tranche E [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding									$ 5,500
Tranche E [Member] | Goodship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Unamortized debt discounts written off		$ 28
Financing amount												$ 7,000
Tranche F [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding									$ 6,700
Tranche F [Member] | Tradership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Unamortized debt discounts written off		$ 33
Financing amount												$ 8,200
Tranche G [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Unamortized debt discounts written off	$ 3
Balance outstanding	13,000
Loss on extinguishment of debt	$ (19)